BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY’S SUBSIDIARIES AND THE VIES

Description of subsidiaries incorporated and controlled by the Company

Name	Background		Effective ownership

Goal Success Limited, or Goal Success	●	British Virgin Islands company	100% owned by Dreamland
	●	Incorporated on July 25, 2024
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Investment holding

Trendic International Limited, or TIL	●	Hong Kong company	100% owned by Goal Success
	●	Incorporated on April 11, 2016
	●	Issued and paid up Ordinary Shares without par value of 20,000 shares for HK$2,010,000
	●	Provision of design, merchandised sales and event management services.
	●	During the year, TIL also provided event services as event organizer.

Incubase Arena Taiwan Holdings Limited	●	Hong Kong company 49% owned by TIL
	●	Incorporated on February 26, 2026
	●	Issued and paid up Ordinary Shares without par value of 10,000 shares for HK$10,000
	●	Dormant
	●	Intended to be dissolved in the next financial year